Trust pass-through securities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trust Pass-through Securities

	Coupon rate	Coupon date	Year of issue	Year of maturity	Year of next call	2019	2018
USD 225 million 1)	7.65%	Semi-annually, December 1	1996	2026	n.a.	92	90
USD 190 million 1)	7.625%	Semi-annually, November 15	1997	2037	n.a.	44	43
At December 31						136	133

1	Issued by a subsidiary of, and guaranteed by Aegon N.V.